DESCRIPTION OF THE PLAN (Details) - EBP 001 h in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) h
EBP, Description of Plan [Line Items]
EBP, Description of Plan	DESCRIPTION OF THE PLAN
The following description of the Franklin Electric Co., Inc. Retirement Program (the “Plan”) is provided for general information purposes only. Participants should refer to the Plan Document and Summary Plan Description for more complete information, which is available from the Plan Administrator.

General - The Plan is administered by the Franklin Electric Co., Inc. (the “Company”) Employee Benefits Committee (“Plan Fiduciary”). The Employee Benefits Committee is appointed by the Company and approved by the Board of Directors of Franklin Electric Co., Inc. The Plan's trustee is Principal Trust Company (“Plan Trustee”). The Plan is subject to the provisions of the Employee Retirement Income Security Act of 1974 (“ERISA”), as amended.

The Plan is a defined-contribution employee benefit plan covering substantially all eligible employees. Company matching contributions for employees are also made to the Plan.

Participant Accounts - Individual accounts are maintained for each Plan participant. Each participant's account is credited/charged with: (a) the participant's contributions and withdrawals; (b) Company matching contributions and service-based contributions (if applicable) made to the Plan; and (c) Plan earnings and losses, less expenses.

Allocation of earnings and expenses are based on participants' account balances. The benefit to which a participant is entitled is the benefit that can be provided from the participant's vested account.

Contribution - Eligible participants may generally elect to contribute on a combined pre-tax, Roth and post-tax basis from 1 percent to 50 percent of their eligible compensation not to exceed the IRS limit ($23,500 for 2025). An additional $7,500 'catch-up' contribution is also allowed for the year if an employee reaches age 50 by the end of the calendar year. Effective January 1, 2025, participants who reaches ages 60 through 63 during the taxable year is allowed to make "super catch-up" contributions of $11,250 for 2025 and participants who reach age 64 by the end of the calendar year revert to the standard age 50+ catch-up limit. Employees are automatically enrolled in the Plan at 3 percent contribution of wages upon employment with the Company, and automatically escalate 1 percent each year to a maximum of 6 percent unless otherwise specified by the employee.

For eligible participants, the Company contributed an amount equal to 100 percent for the first 2 percent and 50 percent of the next 3 percent of the participant's total contributions, or up to 3.5 percent of each employee's eligible compensation. Participants also receive a service-based contribution in the range of 3 percent to 9 percent of annual compensation depending on the number of years of service to the Company.

Company contributions to the participant accounts are funded in the first quarter following the plan year.

Vesting - Participants are 100 percent vested in both their own contributions and the employer match contribution at all times. Participants are 100 percent vested in the service contribution after completing three calendar years of service, with at least 1,000 hours of service completed within each calendar year. Forfeited balances of terminated participants may be used to pay Plan expenses or reduce the Matching Contribution or Service Contribution made under the Plan for the Plan Year in which the forfeiture occurs. Forfeited non-vested amounts of approximately $311,000 were used to offset employer contributions during the first quarter of 2026 relating to 2025 employer contributions.

Investments - Participating employees direct the investment of their contributions and account balances into various investment options offered by the Plan. The Plan currently offers a Franklin Electric common stock fund, an indexed bond fund, a stable return collective investment fund, a diversified real asset fund, various international equity funds, a small capitalization value fund, a small-cap growth fund, a small-cap blended fund, a mid-cap blended fund, a large capitalization growth fund, a large capitalization value fund, a large-cap blended fund, and various target date funds as investment options for participants.

Notes Receivable from Participants - Participants may borrow from their accounts up to the lesser of $50,000, or 50 percent of the participant's account (excluding the portion attributable to Roth Contributions or amounts rolled over from a designated Roth 401(k) or Roth 403(b) retirement account in another plan). Loan transactions are treated as a transfer between the investment fund and the loan fund. Loan terms range from 1 to 5 years for general purpose loans or up to 10 years for the purchase of a primary residence and are repaid through payroll deductions. The minimum principal amount of any loan shall be $1,000. Interest is charged at the prime rate plus 1 percent, determined at the time the funds are borrowed, and is credited to the participant's account. The maximum number of loans that a participant may have at any one time is two. Should the participant terminate as an employee of the Company, the balance of the outstanding loan(s) (including any accrued interest) becomes due, and the participant's account may be used to pay the balance of the outstanding loan(s).

All loan fees are paid by the participant and are deducted directly from the assets of the participant's account.

Administrative Expenses - To cover administrative, recordkeeping, and trustee expenses for the Plan, each participant is charged an annual administration fee of $55, which is assessed on a monthly basis. Additionally, participants are subject to transactional fees for process items such as loan requests, domestic relations orders, and expedited delivery requests.

Payment of Benefits - The Plan provides participants with various options for benefit payments upon termination, retirement, or death. Participants may choose from multiple forms of benefit payments, including monthly income for life, single-sum payments, partial payments, or annual payments over a fixed period. Spousal consent may be required for certain benefit elections. If the vested account balance is $7,000 or less, automatic distribution rules apply, including direct rollovers to an IRA for balances over $1,000. Prior to termination, participants may receive distributions due to financial hardship or disability, in-service distributions, qualified reservist distributions, and other distributions as defined by the Plan.

EBP, Participant Contribution, Automatic, Annual Increase Deferral Rate	1.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.50%
EBP, Employer Contribution Vesting Percentage	100.00%
EBP, Requisite Service Period, Number Of Hours | h	1
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	$ 311,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Note Receivable From Participant, Account, Primary Residence, Borrowing Term	10 years
EBP, Note Receivable from Participant, Account, Minimum Borrowing, Amount	$ 1,000
Participant loan interest rate spread	1.00%
EBP, Participant Accounts Administrative Fee	$ 55
EBP, Payment To Participant, Automatic Distribution Threshold	7,000
EBP, Automatic Direct Rollover to IRA, Threshold	$ 1,000
Tranche One
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	2.00%
Tranche Two
EBP, Description of Plan [Line Items]
EBP, Employer Contribution, Matching Percentage	50.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	3.00%
Minimum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Contribution to Eligible Compensation, Percentage	1.00%
EBP, Participant Contribution, Automatic, Deferral Rate	3.00%
EBP, Employer Contribution, Additional Contribution, Percentage	3.00%
EBP, Employer Contribution Vesting Service Period	3 years
EBP, Notes Receivable From Participant, Personal Loan, Borrowing Term	1 year
Maximum
EBP, Description of Plan [Line Items]
EBP, Participant Contribution, Contribution to Eligible Compensation, Percentage	50.00%
EBP, Participant Contribution, Automatic, Deferral Rate	6.00%
EBP, Employer Contribution, Additional Contribution, Percentage	9.00%
EBP, Notes Receivable From Participant, Personal Loan, Borrowing Term	5 years